UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                    PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               SEMI-ANNUAL REPORT

                           (THE OSTERWEIS FUNDS LOGO)

                               THE OSTERWEIS FUND
                                       &
                                 THE OSTERWEIS
                             STRATEGIC INCOME FUND

                            For the Six Months Ended
                               September 30, 2005

                               THE OSTERWEIS FUND

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2005

October 20, 2005

Dear Shareholder,

During the third quarter of 2005, The Osterweis Fund (the "Fund") had a total return of 3.65%, compared to a total return of 3.60% for the S&P 500 Index. The Fund's annualized total returns for the one year, five year, ten year and since inception (October 1, 1993) periods ending September 30, 2005, are +19.20%, +5.68%, +15.39% and +14.47%, respectively, compared to +12.25%, -1.49%, +9.47%
and +10.53% in the same periods for the S&P 500 Index. We remain very proud of this longer-term record.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 236-0050. An investment should not be made solely on returns.

The stock market's response to the devastation wrought by Hurricanes Katrina and Rita and the subsequent spike in energy prices to all time highs was surprisingly muted in September. The S&P 500 Index actually ended September 1.6% above its close on August 29th, the day that Katrina made landfall, and was thus able to close the third quarter up 3.6%. Year-to-date, the S&P 500 finished the first three quarters of the year up 2.8%. While the year-to-date returns have been modest, the market has experienced considerable volatility during this period, reflecting uncertainty over several key issues: the extent to which the Fed will raise interest rates, the durability of the economic cycle, and the impact on corporate profits of a slowing economy and higher energy costs. The net result is that the stock market is running hard just to stay in place.

Over the past two quarters, the economy has begun to slow and may be expected to slow further in response to higher energy costs and the impact of rising interest rates. Inflation has accelerated, but may be held in check by the weakening economy and global competition. Until investors can confidently discount an end to Fed tightening and forecast an acceleration of economic growth, the stock market is likely to remain volatile, creating both risk and opportunity for us as long-term investors. We continue to believe that the best combination of offense and defense is to identify companies that are undergoing significant improvements, that generate ample free cash flow, and that are selling at valuations more reflective of past problems than future prospects.

Please let us know if you have any questions.

With best regards,

/s/John S. Osterweis
John S. Osterweis
-----------------------------

THE FUND MAY INVEST IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH WILL INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. This index does not incur expenses and is not available for investment.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Fund is distributed by Quasar Distributors, LLC.  (11/05)

                               THE OSTERWEIS FUND

SECTOR ALLOCATION at September 30, 2005 (Unaudited)

  Consumer Discretionary                               18.7%
  Finance, Insurance and Real Estate                    0.3%
  Energy                                                4.9%
  Consumer Staples                                      4.3%
  Financials                                            6.1%
  Telecommunication Services                            2.4%
  Health Care                                          18.7%
  Industrials                                          15.2%
  Information Technology                               11.0%
  Utilities                                             3.3%
  Materials                                             6.2%
  Cash*<F1>                                             8.9%

*<F1>  Cash equivalents and other assets less liabilities.

 EXPENSE EXAMPLE For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                           Beginning          Ending           Expenses Paid
                            Account          Account         During the Period
                         Value 4/1/05     Value 9/30/05    4/1/05 - 9/30/05*<F2>
                         ------------     -------------    ---------------------
Actual                      $1,000            $1,072               $6.60
Hypothetical (5% annual
  return before expenses)   $1,000            $1,019               $6.43

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.27% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                               THE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

   SHARES                                                         VALUE
   ------                                                         -----
COMMON STOCKS: 84.4%
AIRLINES: 1.1%
   183,950  AirTran Holdings, Inc.*<F3>                        $  2,328,807
                                                               ------------
BEVERAGES: 2.7%
    77,400  Diageo Plc - ADR                                      4,489,974
    20,000  PepsiCo, Inc.                                         1,134,200
                                                               ------------
                                                                  5,624,174
                                                               ------------
BIOTECHNOLOGY: 1.9%
    54,150  Invitrogen Corp.*<F3>                                 4,073,704
                                                               ------------
COMMERCIAL BANKS: 1.9%
    69,000  Wells Fargo & Co.                                     4,041,330
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES: 10.0%
   102,200  Avery Dennison Corp.                                  5,354,258
   140,325  Pitney Bowes, Inc.                                    5,857,165
   149,600  Republic Services, Inc.                               5,279,384
   322,000  The ServiceMaster Co.                                 4,359,880
                                                               ------------
                                                                 20,850,687
                                                               ------------
CONTAINERS & PACKAGING: 2.3%
   303,600  Crown Holdings, Inc.*<F3>                             4,839,384
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES: 2.2%
   254,600  JER Investors Trust, Inc.*<F3>                        4,598,076
                                                               ------------
ELECTRIC UTILITIES: 0.2%
    17,250  ITC Holdings Corp.                                      499,905
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.5%
   248,400  Flextronics International Ltd.*<F3>                   3,191,940
   149,875  Lipman Electronic Engineering, Ltd.*<F3>              3,148,874
   252,625  Vishay Intertechnology, Inc.*<F3>                     3,018,869
                                                               ------------
                                                                  9,359,683
                                                               ------------
ENERGY EQUIPMENT & SERVICES: 2.2%
    54,100  Schlumberger Ltd.                                     4,564,958
                                                               ------------
FOOD & STAPLES RETAILING: 1.6%
    77,200  Costco Wholesale Corp.                                3,326,548
                                                               ------------
GAS UTILITIES: 3.0%
   247,282  Southern Union Co.                                    6,372,457
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES: 2.5%
    64,400  Bausch & Lomb, Inc.                                   5,195,792
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES: 11.8%
   929,875  Healthsouth Corp.*<F3>                                3,905,475
    87,000  Laboratory Corp. of America Holdings*<F3>             4,237,770
   138,300  Manor Care, Inc.                                      5,312,103
   111,500  Omnicare, Inc.                                        6,269,645
   607,250  Service Corp. International                           5,034,102
                                                               ------------
                                                                 24,759,095
                                                               ------------
HOTELS RESTAURANTS & LEISURE: 2.9%
    89,900  Station Casinos, Inc.                                 5,965,764
                                                               ------------
INTERNET SOFTWARE & SERVICES: 4.2%
   327,500  United Online, Inc.                                   4,535,875
    81,800  Websense, Inc.*<F3>                                   4,188,978
                                                               ------------
                                                                  8,724,853
                                                               ------------
MEDIA: 14.3%
   342,200  Citadel Broadcasting Corp.*<F3>                       4,698,406
   198,900  Dex Media, Inc.                                       5,527,431
   126,475  Lamar Advertising
              Co. - Class A*<F3>                                  5,736,906
   119,761  Liberty Global, Inc. - Class A                        3,243,128
   119,761  Liberty Global, Inc. - Series C*<F3>                  3,083,846
   289,280  Liberty Media Corp. - Class A*<F3>                    2,328,704
   213,425  Regal Entertainment Group - Class A                   4,277,037
    46,800  Westwood One, Inc.                                      930,852
                                                               ------------
                                                                 29,826,310
                                                               ------------
METALS & MINING: 0.6%
    24,800  Newmont Mining Corp.                                  1,169,816
                                                               ------------
OIL & GAS: 2.7%
   132,400  Plains Exploration & Production Co.*<F3>              5,669,368
                                                               ------------
PHARMACEUTICALS: 2.4%
   138,625  Shire Pharmaceuticals Plc - ADR                       5,127,739
                                                               ------------
ROAD & RAIL: 3.4%
   297,950  Laidlaw International, Inc.                           7,201,452
                                                               ------------
SPECIALTY RETAIL: 1.6%
 1,869,300  Signet Group Plc2<F5>                                 3,377,757
                                                               ------------
UNIT INVESTMENT TRUSTS: 2.0%
   258,300  Ares Capital Corp.                                    4,205,124
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES: 2.4%
   190,100  Vodafone Group Plc - ADR                              4,936,897
                                                               ------------
TOTAL COMMON STOCKS
  (cost $136,123,242)                                           176,639,680
                                                               ------------

 PRINCIPAL
  AMOUNT
  ------
BONDS: 6.7%
CONVERTIBLE BOND: 2.4%
TELECOMMUNICATIONS: 2.4%
$5,000,000  Comverse Technology, Inc.
              1.500%, 12/01/05                                    4,925,000
                                                               ------------
TOTAL CONVERTIBLE BOND
  (cost $4,977,899)                                               4,925,000
                                                               ------------
CORPORATE BONDS: 4.3%
FOREST PRODUCTS & PAPER: 0.5%
   600,000  Abitibi-Consolidated Inc., 7.370%,
              06/15/111<F4>                                         600,000
   380,000  Bowater, Inc., 6.870%,
              03/15/101<F4>                                         378,100
                                                               ------------
                                                                    978,100
                                                               ------------
 PRINCIPAL
  AMOUNT                                                          VALUE
  ------                                                          -----
MINING: 2.8%
$6,016,000  USEC, Inc., 6.625%, 01/20/06                       $  5,985,920
                                                               ------------
TRANSPORTATION: 0.7%
 1,500,000  Sea Containers Ltd., 10.750%, 10/15/06                1,503,750
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATION: 0.3%
   615,000  Federal Home Loan Bank, 4.050%, 04/26/06                614,342
                                                               ------------
TOTAL CORPORATE BONDS
  (cost $9,138,746)                                               9,082,112
                                                               ------------
TOTAL BONDS
  (cost $14,116,645)                                             14,007,112
                                                               ------------
  SHARES
  ------
SHORT TERM INVESTMENT: 8.8%
18,461,692  Goldman Sachs Financial Square
              Money Market Fund
              (cost $18,461,692)                                 18,461,692
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $168,701,579): 99.9%                                    209,108,484
Other Assets in Excess of Liabilities: 0.1%                         172,236
                                                               ------------
TOTAL NET ASSETS: 100.0%                                       $209,280,720
                                                               ------------
                                                               ------------

ADR American Depository Receipt.
*<F3>     Non-income producing security.
1<F4>     Floating rate security; rate shown is the rate currently in effect.
2<F5>     Security denominated in a foreign currency.

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

  ASSETS
  Investments in securities, at value
    (cost $168,701,579)                                        $209,108,484
  Receivables:
     Fund shares sold                                             1,309,712
     Dividends and interest                                         390,592
  Prepaid expenses and other assets                                  18,692
                                                               ------------
       Total assets                                             210,827,480
                                                               ------------
  LIABILITIES
  Payables:
     Securities purchased                                         1,283,906
     Fund shares redeemed                                             8,075
     Advisory fees                                                  161,109
     Administration fees                                             28,658
     Custody fees                                                     5,011
     Fund accounting fees                                            10,204
     Transfer agent fees                                             28,983
     Chief compliance officer fees                                      750
  Accrued expenses and other liabilities                             20,064
                                                               ------------
       Total liabilities                                          1,546,760
                                                               ------------
  NET ASSETS                                                   $209,280,720
                                                               ------------
                                                               ------------
  Net asset value, offering and redemption price per share
    ($209,280,720/7,758,579, shares outstanding; unlimited
    number of shares authorized without par value)                   $26.97
                                                                     ------
                                                                     ------
  COMPONENTS OF NET ASSETS
  Paid-in capital                                               157,006,453
  Accumulated net investment income                                 535,107
  Accumulated net realized gain on investments                   11,332,255
  Net unrealized appreciation on investments                     40,406,905
                                                               ------------
       Net assets                                              $209,280,720
                                                               ------------
                                                               ------------

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

  INVESTMENT INCOME
  Income
     Dividends                                                  $ 1,180,068
     Interest income                                                487,109
                                                                -----------
       Total income                                               1,667,177
                                                                -----------
  Expenses
     Advisory fees                                                  927,567
     Administration fees                                            121,584
     Transfer agent fees                                             48,131
     Fund accounting fees                                            16,545
     Registration fees                                               16,545
     Custody fees                                                    11,029
     Audit fees                                                       8,524
     Reports to shareholders                                          6,017
     Trustee fees                                                     5,014
     Miscellaneous                                                    4,266
     Insurance expense                                                3,510
     Legal fees                                                       3,510
     Chief compliance officer fees                                    1,500
                                                                -----------
       Total expenses                                             1,173,742
                                                                -----------
          NET INVESTMENT INCOME                                     493,435
                                                                -----------
  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments and foreign currency        5,956,849
     Change in net unrealized appreciation
       on investments and foreign currency                        6,185,038
                                                                -----------
     Net realized and unrealized gain
       on investments and foreign currency                       12,141,887
                                                                -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                $12,635,322
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                       SEPTEMBER 30, 2005#<F8>             MARCH 31, 2005
                                                                       -----------------------             --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                       $    493,435                  $  1,236,316
  Net realized gain on investments and foreign currency                          5,956,849                    11,839,072
  Change in net unrealized appreciation
    on investments and foreign currency                                          6,185,038                     3,203,986
                                                                              ------------                  ------------
      Net increase in net assets
        resulting from operations                                               12,635,322                    16,279,374
                                                                              ------------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                            --                    (1,973,896)
  From net realized gain                                                                --                    (5,534,766)
                                                                              ------------                  ------------
      Total distributions to shareholders                                               --                    (7,508,662)
                                                                              ------------                  ------------
  CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F6>(b)<F7>                             26,737,763                    35,873,239
                                                                              ------------                  ------------
      Total increase in net assets                                              39,373,085                    44,643,951
                                                                              ------------                  ------------
NET ASSETS
  Beginning of period                                                          169,907,635                   125,263,684
                                                                              ------------                  ------------
  End of period                                                               $209,280,720                  $169,907,635
                                                                              ------------                  ------------
                                                                              ------------                  ------------
  Accumulated net investment income                                           $    535,107                  $     41,672
                                                                              ------------                  ------------
                                                                              ------------                  ------------

(a)<F6>   Net of redemption fees of $3,157 and $344, respectively.
(b)<F7>   A summary of capital share transactions is as follows:


                                        SIX MONTHS ENDED                                YEAR ENDED
                                     SEPTEMBER 30, 2005#<F8>                          MARCH 31, 2005
                                 -----------------------------                ----------------------------
                                 Shares                  Value                Shares                 Value
                                 ------                  -----                ------                 -----
Shares sold                     1,446,837             $38,092,361            1,619,336             $39,578,727
Shares issued in
  reinvestment
  of distributions                     --                      --              291,712               7,260,716
Shares redeemed                  (439,176)            (11,354,598)            (457,668)            (10,966,204)
                                ---------             -----------            ---------             -----------
Net increase                    1,007,661             $26,737,763            1,453,380             $35,873,239
                                ---------             -----------            ---------             -----------
                                ---------             -----------            ---------             -----------

#<F8>     Unaudited.

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period



                                 SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                   SEPTEMBER 30,      ----------------------------------------------------------------
                                    2005#<F10>        2005           2004           2003           2002           2001
                                    ----------        ----           ----           ----           ----           ----
  Net asset value,
    beginning of period                $25.17         $23.65         $16.90         $19.81         $20.72         $26.93
                                       ------         ------         ------         ------         ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.06           0.20           0.17           0.19           0.05           0.07
  Net realized and
    unrealized gain (loss)
    on investments                       1.74           2.60           6.81          (3.05)         (0.70)         (1.74)
                                       ------         ------         ------         ------         ------         ------
  Total from investment
    operations                           1.80           2.80           6.98          (2.86)         (0.65)         (1.67)
                                       ------         ------         ------         ------         ------         ------
  LESS DISTRIBUTIONS:
  From net
    investment income                      --          (0.34)         (0.23)         (0.05)         (0.05)         (0.01)
  From net realized gain                   --          (0.94)            --             --          (0.21)         (4.53)
                                       ------         ------         ------         ------         ------         ------
  Total distributions                      --          (1.28)         (0.23)         (0.05)         (0.26)         (4.54)
                                       ------         ------         ------         ------         ------         ------
  Paid-in capital from
    redemption fees
    (Note 2)                             0.00*<F9>      0.00*<F9>      0.00*<F9>      0.00*<F9>        --             --
                                       ------         ------         ------         ------         ------         ------
  Net asset value,
    end of period                      $26.97         $25.17         $23.65         $16.90         $19.81         $20.72
                                       ------         ------         ------         ------         ------         ------
                                       ------         ------         ------         ------         ------         ------
  Total return                          7.15%^<F12>   11.90%         41.39%         (14.45)%        (3.04)%        (6.38)%
  RATIO/SUPPLEMENTAL DATA:
  Net assets, end of
    period (millions)                  $209.3         $169.9         $125.3          $71.6          $69.7          $52.9
  Ratio of expenses
    to average net assets               1.27%+<F11>    1.32%          1.36%          1.41%          1.43%          1.45%
  Ratio of net investment
    income to average
    net assets                          0.53%+<F11>    0.89%          1.08%          1.23%          0.33%          0.37%
  Portfolio turnover rate              16.55%^<F12>   38.08%         58.34%         34.26%         48.85%         31.77%



*<F9>     Amount is less than $0.01.
#<F10>    Unaudited.
+<F11>    Annualized.
^<F12>    Not Annualized.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND
                               SEMI-ANNUAL REPORT

                  For the six months ended September 30, 2005

October 24, 2005

Dear Shareholder,

During the quarter ending September 30, 2005, The Osterweis Strategic Income Fund ("the Fund") increased 1.67%, compared to decreases of 0.67% and 0.94% for the Lehman Aggregate Bond Index ("the Lehman") and the ML Government and Corporate Master Index ("the Merrill") respectively. This brings our YTD and 1-year performance to 1.92% and 5.13% vs. 1.83% and 2.80% for the Lehman and 1.91% and 2.72% for the Merrill. We are pleased to outperform the benchmarks once again, given the volatility we have seen in the markets this year. Since inception (August 30, 2002), the Fund has increased 9.43% per annum vs. 4.39% and 4.69% for the Lehman and Merrill respectively.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 236-0050. An investment should not be made solely on the basis of returns.

We feel that the recent hurricane damage will be a near term damper on the economy. However, over the longer term, the rebuilding effort will likely be a boost to the economy. The Fed is concerned about the inflationary effects of Katrina and Rita, and has continued its measured increase of the Fed Fund's rate to 3.75%. Since the yield curve remains very flat, the Fund is still positioned in shorter dated convertible and high yield bonds, along with some floating rate notes. As long as the Fed continues to raise rates, we do not envision a change in strategy.

As always, your comments and questions are welcome.

Yours,

/s/Carl P. Kaufman
Carl P. Kaufman
--------------------------

THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH WILL INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Aggregate Bond Index and the Merrill Lynch U.S. Corporate & Government Master Index are unmanaged indices which are regarded as standards for measuring the U.S. bond market in general, and are provided for comparison purposes. These indices do not incur expenses and are not available for investment.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Strategic Income Fund is distributed by Quasar Distributors, LLC. (11/05)

                      THE OSTERWEIS STRATEGIC INCOME FUND

PORTFOLIO ALLOCATION at September 30, 2005 (Unaudited)

  Preferred Equity                                      1.9%
  Bonds Maturing within One Year                       31.4%
  Common Equity                                         6.2%
  Convertible Bonds                                    17.0%
  Cash*<F13>                                            3.4%
  Corporate Bonds                                      30.5%
  Corporate Adjustable Bonds                            9.6%

*<F13>  Cash equivalents and other assets less liabilities.

 EXPENSE EXAMPLE For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                         Beginning         Ending           Expenses Paid
                          Account          Account        During the Period
                        Value 4/1/05    Value 9/30/05  4/1/05 - 9/30/05*<F14>
                        ------------    -------------  ----------------------
Actual                     $1,000          $1,021               $7.56
Hypothetical (5% annual
  return before expenses)  $1,000          $1,017               $7.54

*<F14> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                      THE OSTERWEIS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)


   SHARES                                                          VALUE
   ------                                                          -----
COMMON & PREFERRED STOCKS: 8.1%
DIVERSIFIED FINANCIAL SERVICES: 1.5%
    44,775  JER Investors Trust, Inc.*<F15>                     $   808,637
                                                                -----------
UNIT INVESTMENT TRUSTS: 4.7%
   156,250  Ares Capital Corp.                                    2,543,750
                                                                -----------
ENTERTAINMENT: 1.9%
    43,400  Six Flags, Inc., Pfd.                                 1,037,260
                                                                -----------
TOTAL COMMON & PREFERRED STOCKS
  (cost $4,225,727)                                               4,389,647
                                                                -----------

 PRINCIPAL
  AMOUNT
  ------
BONDS: 88.5%
CONVERTIBLE BONDS: 41.4%
BIOTECHNOLOGY: 2.7%
$1,500,000  Nektar Therapeutics, 5.00%, 2/8/07                    1,483,125
                                                                -----------
COMMERCIAL SERVICES: 3.7%
 2,000,000  NCO Group Inc., 4.75%, 4/15/06                        1,987,500
                                                                -----------
COMPUTERS: 12.1%
 2,545,000  The Bisys Group, Inc.,
              4.00%, 3/15/06                                      2,529,094
 1,010,000  Magma Design Automation, Inc.,
              0.00%, 5/15/08                                        792,850
 2,370,000  Mentor  Graphics Corp.,
              6.875%, 6/15/07                                     2,355,187
 1,000,000  Mentor Graphics Corp.,
              5.3968%, 8/6/232<F17>                                 892,610
                                                                -----------
                                                                  6,569,741
                                                                -----------
ELECTRONICS: 3.5%
 2,000,000  Vishay Intertechnology, Inc.,
              3.625%, 8/1/23                                      1,920,000
                                                                -----------
ENVIRONMENTAL CONTROL: 1.2%
   750,000  Allied Waste Industries, Inc.,
              4.25%, 4/15/34                                        658,125
                                                                -----------
MEDIA: 3.7%
 2,000,000  Mediacom Communications Corp.,
              5.25%, 7/1/06                                       1,990,000
                                                                -----------
RETAIL: 1.4%
   750,000  Collegiate Pacific,  Inc., 5.75%, 12/1/09
              (Cost $815,625; Acquired 9/8/05
              through 9/9/05)1<F16>                                 771,563
                                                                -----------
SEMICONDUCTORS: 7.7%
   500,000  Agere Systems Inc., 6.50%, 12/15/09                     500,000
   750,000  Axcelis Technologies, Inc., 4.25%, 1/15/07              739,687
 3,009,000  GlobespanVirata, Inc., 5.25%, 5/15/06                 2,967,626
                                                                -----------
                                                                  4,207,313
                                                                -----------
TELECOMMUNICATIONS: 5.4%
 2,950,000  NMS Communications Corp.,
              5.00%, 10/15/05                                     2,946,313
                                                                -----------
TOTAL CONVERTIBLE BONDS
  (cost $22,747,357)                                             22,533,680
                                                                -----------
CORPORATE BONDS: 47.1%
ADVERTISING: 4.7%
 2,500,000  Bear Creek Corp., 8.87%, 3/1/12
              (Cost $2,500,000;
              Acquired 2/18/05)1<F16>,2<F17>                      2,575,000
                                                                -----------
AEROSPACE AND DEFENSE: 4.3%
 2,355,000  BE Aerospace, Inc.,
              8.00%, 3/1/08                                       2,355,000
                                                                -----------
AGRICULTURE: 3.5%
 2,000,000  Alliance One International, Inc.,
              11.00%, 5/15/12(Cost $2,010,000;
              Acquired 5/10/05 through 8/26/05)1<F16>             1,895,000
                                                                -----------
AIRLINES: 0.4%
   200,295  America West Airlines, Inc.,
              8.54%, 1/2/06                                         190,222
                                                                -----------
AUTO MANUFACTURERS: 1.7%
   900,000  Navistar International Corp.,
              9.375%, 6/1/06                                        918,000
                                                                -----------
BANKS: 3.2%
 1,750,000  Emigrant Capital Trust II,
              6.0193%, 4/14/34
              (Cost $1,741,250;
              Acquired 8/12/04)1<F16>,2<F17>                      1,740,345
                                                                -----------
ENTERTAINMENT: 2.7%
 1,500,000  Six Flags, Inc., 8.875%, 2/1/10                       1,485,000
                                                                -----------
FOOD: 3.4%
 1,887,000  Di Giorgio Corp.,
              10.00%, 6/15/07                                     1,868,130
                                                                -----------
LODGING: 1.4%
   750,000  155 East Tropicana LLC, 8.75%, 4/1/12
              (Cost $750,000; Acquired 3/23/05)1<F16>               727,500
                                                                -----------
MINING: 4.0%
 2,189,000  USEC Inc., 6.625%, 1/20/06                            2,178,055
                                                                -----------
RETAIL: 9.7%
 1,000,000  El Pollo Loco, Inc., 9.25%, 12/15/09                  1,085,000
 1,000,000  GNC Corp., 8.50%, 12/1/10                               852,500
   400,000  PEP Boys - Manny, Moe & Jack Inc.,
              6.92%, 7/7/06                                         400,500
 1,000,000  The Restaurant Co., 10.00%, 10/1/13
              (Cost $986,470; Acquired 9/16/05)1<F16>               960,000
 2,000,000  Sbarro Inc., 11.00%, 9/15/09                          1,990,000
                                                                -----------
                                                                  5,288,000
                                                                -----------
TELECOMMUNICATIONS: 1.9%
 1,000,000  Nortel Networks Corp.,
              6.125%, 2/15/06                                     1,000,000
                                                                -----------
TRANSPORTATION: 6.2%
 2,720,000  Sea Containers Ltd.,
              10.75%, 10/15/06                                    2,726,800
   650,000  Sea Containers Ltd.,
              7.875%, 2/15/08                                       635,375
                                                                -----------
                                                                  3,362,175
                                                                -----------
TOTAL CORPORATE BONDS
  (cost $25,675,157)                                             25,582,427
                                                                -----------
TOTAL BONDS
  (cost $48,422,514)                                             48,116,107
                                                                -----------

  SHARES
  ------
SHORT-TERM INVESTMENT: 5.2%
 2,855,529  Goldman Sachs Financial Square
              Money Market Fund
              (cost $2,855,529)                                   2,855,529
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $55,503,770):  101.8%                                    55,361,283
Liabilities In Excess of Other Assets:  (1.8)%                   (1,005,842)
                                                                -----------
NET ASSETS: 100.0%                                              $54,355,441
                                                                -----------
                                                                -----------

*<F15>    Non-income producing security.
1<F16> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to Qualified Institutional Buyers. At September 30, 2005, the value of these securities amounted to $8,669,408 or 15.9% of net assets.
2<F17>    Floating rate security; rate shown is the rate currently in effect.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value (cost $55,503,770)        $55,361,283
  Receivables:
     Fund shares sold                                                 3,511
     Dividends and interest                                         873,290
  Prepaid expenses                                                   13,841
                                                                -----------
       Total assets                                              56,251,925
                                                                -----------
LIABILITIES
  Payables:
     Securities purchased                                         1,727,911
     Fund shares redeemed                                            47,659
     Distributions                                                   23,671
     Advisory fees                                                   44,773
     Administration fees                                              8,757
     Custody fees                                                     1,620
     Fund accounting fees                                            15,981
     Transfer agent fees                                             12,038
     Chief compliance officer fees                                      750
  Prior year advisory fees waived subject
    to recoupment (See Note 3)                                          958
  Accrued expenses and other liabilities                             12,366
                                                                -----------
       Total liabilities                                          1,896,484
                                                                -----------
  NET ASSETS                                                    $54,355,441
                                                                -----------
                                                                -----------
  Net asset value, offering and redemption price per share
    ($54,355,441/4,939,533, shares outstanding; unlimited
    number of shares authorized without par value)                   $11.00
                                                                     ------
                                                                     ------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $53,504,253
  Accumulated net investment income                                 572,011
  Accumulated net realized gain on investments                      421,664
  Net unrealized depreciation on investments                       (142,487)
                                                                -----------
       Net assets                                               $54,355,441
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
  Income
     Interest                                                    $1,833,749
     Dividends                                                      144,013
                                                                 ----------
       Total income                                               1,977,762
                                                                 ----------
  Expenses
     Advisory fees                                                  294,365
     Administration fees                                             56,689
     Fund accounting fees                                            23,064
     Transfer agent fees                                             20,055
     Audit fees                                                       7,020
     Registration fees                                                7,020
     Custody fees                                                     4,262
     Legal fees                                                       3,510
     Trustee fees                                                     3,510
     Reports to shareholders                                          3,259
     Miscellaneous                                                    2,511
     Insurance expense                                                1,504
     Chief compliance officer fees                                    1,500
                                                                 ----------
       Total expenses                                               428,269
       Plus: prior year fees waived subject
         to recoupment (See Note 3)                                  13,278
                                                                 ----------
       Net expenses                                                 441,547
                                                                 ----------
          NET INVESTMENT INCOME                                   1,536,215
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                 (221,284)
  Change in net unrealized
    depreciation on investments                                     (99,191)
                                                                 ----------
  Net realized and unrealized loss on investments                  (320,475)
                                                                 ----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                    $1,215,740
                                                                 ----------
                                                                 ----------

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                                       SEPTEMBER 30, 2005#<F20>             MARCH 31, 2005
                                                                       ------------------------             --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                        $ 1,536,215                   $ 2,372,340
  Net realized gain (loss) on investments                                         (221,284)                    1,644,068
  Change in net unrealized depreciation on investments                             (99,191)                   (1,899,028)
                                                                               -----------                   -----------
     Net increase in net assets resulting from operations                        1,215,740                     2,117,380
                                                                               -----------                   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                    (1,536,834)                   (2,370,613)
  From net realized gain                                                                --                      (870,634)
                                                                               -----------                   -----------
     Total distributions to shareholders                                        (1,536,834)                   (3,241,247)
                                                                               -----------                   -----------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets
    derived from net change in
    outstanding shares (a)<F18>(b)<F19>                                         (6,880,449)                   18,430,219
                                                                               -----------                   -----------
     Total increase (decrease) in net assets                                    (7,201,543)                   17,306,352
                                                                               -----------                   -----------
NET ASSETS
  Beginning of period                                                           61,556,984                    44,250,632
                                                                               -----------                   -----------
  End of period                                                                $54,355,441                   $61,556,984
                                                                               -----------                   -----------
                                                                               -----------                   -----------
  Accumulated net investment income                                            $   572,011                   $   572,630
                                                                               -----------                   -----------
                                                                               -----------                   -----------


(a)<F18>  Net of redemption fees of $841 and $33, respectively.
(b)<F19>  A summary of capital share transactions is as follows:


                                             SIX MONTHS ENDED                                 YEAR ENDED
                                         SEPTEMBER 30, 2005#<F20>                           MARCH 31, 2005
                                      ------------------------------                ---------------------------
                                      Shares                   Value                Shares                Value
                                      ------                   -----                ------                -----
Shares sold                           578,663                $6,370,794            1,765,091            $19,820,756
Shares issued in reinvestment
  of distributions                    135,674                 1,490,324              264,587              2,947,197
Shares redeemed                    (1,337,521)              (14,741,567)            (384,370)            (4,337,734)
                                   ----------               -----------            ---------            -----------
Net increase (decrease)              (623,184)              $(6,880,449)           1,645,308            $18,430,219
                                   ----------               -----------            ---------            -----------
                                   ----------               -----------            ---------            -----------

#<F20>    Unaudited.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                                       SIX MONTHS             YEAR                YEAR               PERIOD
                                                         ENDED               ENDED               ENDED               ENDED
                                                     SEPTEMBER 30,         MARCH 31,           MARCH 31,           MARCH 31,
                                                       2005#<F23>             2005                2004             2003*<F21>
                                                       ----------             ----                ----             ----------
  Net asset value,
    beginning of period                                  $11.07              $11.30              $10.43              $10.00
                                                         ------              ------              ------              ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.31                0.51                0.59                0.26
  Net realized and unrealized
    gain (loss) on investments                            (0.08)              (0.05)               1.05                0.43
                                                         ------              ------              ------              ------
  Total from investment operations                         0.23                0.46                1.64                0.69
                                                         ------              ------              ------              ------
  LESS DISTRIBUTIONS:
  From net investment income                              (0.30)              (0.51)              (0.59)              (0.26)
  From net realized gain                                     --               (0.18)              (0.18)                 --
                                                         ------              ------              ------              ------
  Total distributions                                     (0.30)              (0.69)              (0.77)              (0.26)
                                                         ------              ------              ------              ------
  Paid-in capital from
    redemption fees (Note 2)                               0.00**<F22>         0.00**<F22>           --                0.00**<F22>
                                                         ------              ------              ------              ------
  Net asset value, end of period                         $11.00              $11.07              $11.30              $10.43
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------
  Total return                                             2.11%^<F24>         4.11%              16.16%               6.95%^<F24>
  RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)                   $54.4               $61.6               $44.3               $13.0
  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses absorbed                                  1.46%+<F25>         1.48%               1.60%               2.92%+<F25>
  After fees absorbed or recouped                          1.50%+<F25>         1.50%               1.50%               1.50%+<F25>
  RATIO OF NET INVESTMENT INCOME
    TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses absorbed                                  5.26%+<F25>         4.69%               5.58%               4.51%+<F25>
  After fees waived
    and expenses absorbed                                  5.22%+<F25>         4.67%               5.68%               5.93%+<F25>
  Portfolio turnover rate                                 42.93%^<F24>        77.47%              75.42%              60.91%^<F24>



*<F21>    Fund commenced operations on August 30, 2002.
**<F22>   Amount is less than $0.01.
#<F23>    Unaudited.
^<F24>    Not annualized.
+<F25>    Annualized.

See accompanying Notes to Financial Statements.

                              THE OSTERWEIS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

The Osterweis Fund and The Osterweis Strategic Income Fund (the "Funds") are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of The Osterweis Fund is to attain long-term total returns by investing primarily in equity securities. The investment objective of The Osterweis Strategic Income Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation. The Osterweis Funds began operations on October 1, 1993 and August 30, 2002, respectively.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C. Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Bond premiums and discounts are amortized using the interest method. Interest income is recorded on an accrual basis.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2005, investment advisory services were provided to The Osterweis Fund by Osterweis Capital Management, Inc. and to The Osterweis Strategic Income Fund by Osterweis Capital Management, LLC (the "Advisers") under separate Investment Advisory Agreements. The Advisers furnish all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended September 30, 2005, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $927,567 and $294,365, respectively, in Advisory fees. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.

At September 30, 2005, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of The Osterweis Strategic Income Fund that may be recouped was $92,401. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

               Year of Expiration                   Amount
               ------------------                   ------
               March 31, 2006                      $59,810
               March 31, 2007                       32,591

For the six months ended September 30, 2005, fees of $13,278 waived by the Adviser in 2002 and 2005 respectively, were recouped.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

For the six months ended September 30, 2005, The Osterweis Fund and The Osterweis Strategic Income Fund incurred Administration fees of $121,584 and $56,689, respectively. Quasar Distributors, LLC, serves as principal underwriter for shares of both The Osterweis Fund and The Osterweis Strategic Income Fund, and acts as each Fund's distributor in a continuous public offering of each Fund's shares. U.S. Bank, N.A. serves as the Funds' custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the six months ended September 30, 2005, The Osterweis Fund and The Osterweis Strategic Income Fund were each allocated $1,500 of the Chief Compliance Officer fee.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities, other than U.S. Government and Government Agency obligations and short-term investments, for The Osterweis Fund were $44,098,111 and $28,745,353 and The Osterweis Strategic Income Fund were $22,287,063 and $30,550,299.

During the six months ended September 30, 2005, there were no purchases or sales of U.S. Government and Government Agency obligations, excluding short-term investments, in The Osterweis Fund and The Osterweis Strategic Income Fund.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

On December 15, 2004, a distribution of $1.2808 per share was declared for The Osterweis Fund. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:
                                  Six Month Period Ended    Year Ended
                                      September 30,         March 31,
                                           2005                2005
                                           ----                ----
       Distributions paid from:
            Ordinary income             $      --           $1,973,897
            Long-term capital gain      $      --           $5,534,766

On June 30, 2005, a distribution of $0.1476 per share was declared for The Osterweis Strategic Income Fund. The dividend was paid on June 30, 2005, to shareholders of record on June 29, 2005. On September 30, 2005, a distribution of $0.1534 per share was declared. The dividend was paid on September 30, 2005, to shareholders of record on September 29, 2005. The tax character of distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

                                  Six Month Period Ended    Year Ended
                                      September 30,         March 31,
                                           2005                2005
                                           ----                ----
     Distributions paid from:
        Ordinary income                 $1,536,834          $2,790,339
        Long-term capital gain              --               450,908

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:
                                           OSTERWEIS     OSTERWEIS STRATEGIC
                                              FUND           INCOME FUND
                                              ----           -----------
   Cost of investments                    $133,657,724       $60,816,535
                                          ------------       -----------
   Gross tax unrealized appreciation        37,604,910           792,778
   Gross tax unrealized depreciation        (3,383,043)         (836,074)
                                          ------------       -----------
   Net tax unrealized
     appreciation (depreciation)            34,221,867           (43,296)
                                          ------------       -----------
   Undistributed ordinary income                41,672         1,051,954
   Undistributed long-term capital gain      5,375,406           163,624
                                          ------------       -----------
   Total distributable earnings              5,417,078         1,215,578
                                          ------------       -----------
   Other accumulated gains/(losses)                 --                --
                                          ------------       -----------
   Total accumulated earnings/(losses)    $ 39,638,945       $ 1,172,282
                                          ------------       -----------
                                          ------------       -----------

                              THE OSTERWEIS FUNDS

FEDERAL TAX INFORMATION (Unaudited)

The Osterweis Fund and The Osterweis Strategic Income Fund designate 100.0% and 0.67%, respectively, of the dividends declared from net investment income during the year ended March 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended March 31, 2005, 94.9% and 0.7% of the ordinary distributions paid by The Osterweis Fund and The Osterweis Strategic Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how The Osterweis Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
(866) 236-0050 or by accessing the Funds' website at www.osterweis.com or the
                                                     -----------------
SEC's website at www.sec.gov. Information regarding how the Funds voted proxies
                 -----------
relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (866) 236-0050 or by accessing the SEC's website at www.sec.gov.
           -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Osterweis Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form
N-Q is available without charge, upon request, by calling toll-free at
(866) 236-0050. Furthermore, you may obtain the Form N-Q on the SEC's website at www.sec.gov. The Funds' schedule of portfolio holdings are posted on their
   -----------
website at www.osterweis.com ten business days after quarter end.
           -----------------

                              THE OSTERWEIS FUNDS

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


                                                                                              Number of
                                                                                              Portfolios
                                        Term of Office                                        in Fund
Name,                     Position      and Length          Principal                         Complex***<F28>      Other
Address                   with the      of Time             Occupation During                 Overseen             Directorships
and Age                   Trust         Served              Past Five Years                   by Trustees          Held
-------                   -----         ------              ---------------                   -----------          ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F26>    Chairman      Indefinite          President, Talon                  2                    None.
(born 1943)               and           Term                Industries, Inc.
2020 E. Financial Way     Trustee       since               (administrative,
Suite 100                               May 1991.           management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook*<F26>     Trustee       Indefinite          Financial Consultant,             2                    None.
(born 1939)                             Term                formerly Senior Vice
2020 E. Financial Way                   since               President, Rockefeller
Suite 100                               May 1991.           Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel*<F26>     Trustee       Indefinite          Owner, Golf Adventures,           2                    None.
(born 1938)                             Term                LLC, (Vacation Services).
2020 E. Financial Way                   since               Formerly Managing
Suite 100                               May 1991.           Director, Premier
Glendora, CA 91741                                          Solutions, Ltd.  Formerly
                                                            President and Founder,
                                                            National Investor Data
                                                            Services, Inc. (investment
                                                            related computer software).

Rowley W.P. Redington*    Trustee       Indefinite          President; Intertech              2                    None.
(born 1944)          <F26>              Term                Computer Services
2020 E. Financial Way                   since               Corp. (computer
Suite 100                               May 1991.           services and consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F27> Trustee       Indefinite          Consultant since                  2                    Trustee,
(born 1950)                             Term                July 2001; formerly,                                   Managers
2020 E. Financial Way                   since               Executive Vice                                         Funds;
Suite 100                               May 1991.           President, Investment                                  Trustee,
Glendora, CA 91741                                          Company Administration,                                Managers
                                                            LLC ("ICA") (mutual                                    AMG Funds.
                                                            fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky          President     Indefinite          Vice President, U.S.              2                    Not
(born 1947)                             Term since          Bancorp Fund Services,                                 Applicable.
2020 E. Financial Way                   Aug. 2002.          LLC since July 2001;
Suite 100                 Chief         Indefinite          formerly, Senior Vice
Glendora, CA 91741        Compliance    Term since          President, ICA (May
                          Officer       Sept. 2004.         1997-July 2001).

Eric W. Falkeis           Treasurer     Indefinite          Vice President, U.S.              2                    Not
(born 1973)                             Term                Bancorp Fund Services,                                 Applicable.
615 East Michigan St.                   since               LLC since 1997; Chief
Milwaukee, WI 53202                     August              Financial Officer,
                                        2002.               Quasar Distributors,
                                                            LLC since 2000.

Chad E. Fickett           Secretary     Indefinite          Vice President, U.S.              2                    Not
(born 1973)                             Term                Bancorp Fund Services,                                 Applicable.
615 East Michigan St.                   since               LLC since July 2000.
Milwaukee, WI 53202                     March
                                        2002.


*<F26> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F27> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F28> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

                               THE OSTERWEIS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the Adviser's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date, one-year, three-year, five-year and ten-year performance were each above the median of its peer group. The Board particularly noted the Fund's first quartile performance ranking for all relevant periods. The Trustees concluded that the Adviser's performance was highly satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

     The Board noted that although the Adviser had not agreed to waive and/or reimburse Fund expenses to a certain level, the adviser had consistently maintained an annual expense ratio in line with its peer group. Furthermore, the Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was within the range of the Fund's peer group and in line with the fees charged by the Adviser to its other investment management clients and were not excessive.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared by the Adviser at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser's financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the Adviser's profitability report including the additional benefits derived by the Adviser from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Adviser with respect to the Advisory Agreement are not excessive, and that the Adviser had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                      THE OSTERWEIS STRATEGIC INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the Adviser's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date and one-year performance were above the median of its peer group. The Board also noted that although the Fund's nine-month performance was below the median of its peer group during its relatively short history, it, along with its six-month performance figures, were ranked in the third quartile. The Trustees concluded that the Adviser's performance was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

     The Board noted that the Adviser had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was within the range of the Fund's peer group and in line with the fees charged by the Adviser to its other investment management clients and were not excessive. In addition, the Trustees noted that a factor in the expense ratio was the recoupment by the Adviser of amounts that the Adviser had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund's total expenses.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow. The Board noted that although the Fund does not have advisory fee breakpoints, the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Adviser at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser's financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the Adviser's profitability report including the additional benefits derived by the Adviser from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Adviser with respect to the Advisory Agreement are not excessive, and that the Adviser had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                    Advisers
                       OSTERWEIS CAPITAL MANAGEMENT, INC.
                       OSTERWEIS CAPITAL MANAGEMENT, LLC
                         One Maritime Plaza, Suite 800
                            San Francisco, CA  94111

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701
                                 (866) 236-0050

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                                     Symbol
                           The Osterweis Fund - OSTFX
                  The Osterweis Strategic Income Fund _ OSTIX

                                     CUSIP
                         The Osterweis Fund - 742935406
                The Osterweis Strategic Income Fund - 742935489

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date   December 6, 2005
           ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date   December 6, 2005
           ------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              ------------------
                              Eric W. Falkeis, Treasurer

     Date   December 6, 2005
           ------------------

* Print the name and title of each signing officer under his or her signature.